Interests in Joint Operations - Summary of Assets Held in Joint Operations (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of significant joint operations [Line Items]
Assets	$ 111,993	$ 117,006	$ 118,953
Discontinued Operations - Onshore US Cash Generating Units [Member]
Disclosure of significant joint operations [Line Items]
Assets		$ 14,408